Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary of Principal Accounting Policies
Basis of presentation	(a) Basis of presentation The consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of consolidation

(b) Basis of consolidation

The consolidated financial statements include the financial statements of Leju, its majority owned subsidiaries and its VIEs, Beijing Leju, Shanghai Yi Xin and Beijing Jiajujiu. All inter-company transactions and balances have been eliminated in consolidation.

The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

VIE arrangements

PRC regulations currently prohibit or restrict foreign ownership of companies that provide internet content and advertising services. To comply with these regulations, the Group provides such activities through its VIEs and their subsidiaries. To provide the Group effective control over and the ability to receive substantially all of the economic benefits of its VIEs and their subsidiaries, certain of the Company’s subsidiaries, Shanghai SINA Leju, Shanghai Yi Yue and Beijing Maiteng (collectively, the “Foreign Owned Subsidiaries”) entered into a series of contractual arrangements with Beijing Leju, Shanghai Yi Xin and Beijing Jiajujiu (collectively the “VIEs”) and their respective shareholders, respectively, as summarized below:

Name of Foreign Owned Subsidiaries	Foreign Owned Subsidiaries’ Economic Ownership of VIES	Name of VIEs	Activities of VIEs
Shanghai SINA Leju	100%	Beijing Leju	Operate the online advertising and listing business
Shanghai Yi Yue	100%	Shanghai Yi Xin	Operate the e-commerce business
Beijing Maiteng	100%	Beijing Jiajujiu	Operate the online home furnishing business

The VIEs hold the requisite licenses and permits necessary to conduct internet content and advertising services activities from which foreign ownership of companies are prohibited or restricted. In addition, the VIEs hold leases and other assets necessary to operate such business and generate a majority of the Group’s revenues.

Agreements that Transfer Economic Benefits of the VIEs to the Group

Exclusive Consulting and Technical Support Agreement.     Pursuant to an exclusive consulting and technical support agreement between the Foreign Owned Subsidiaries and the respective VIEs, the Foreign Owned Subsidiaries provide the respective VIEs with a series of consulting and technical support services and are entitled to receive related fees. The term of this exclusive technical support agreement will expire upon dissolution of the VIEs. Unless expressly provided by this agreement, without prior written consent of the Foreign Owned Subsidiaries, the VIEs may not engage any third party to provide the services offered by the Foreign Owned Subsidiaries under this agreement.

Agreements that Provide Effective Control over VIEs

Exclusive Call Option Agreement.     Each of the shareholders of the VIEs has entered into an exclusive call option agreement with the respective Foreign Owned Subsidiaries. Pursuant to these agreements, each of the shareholders of the VIEs has granted an irrevocable and unconditional option to the respective Foreign Owned Subsidiaries or their designees to acquire all or part of such shareholder’s equity interests in VIEs at its sole discretion, to the extent as permitted by PRC laws and regulations then in effect. The consideration for such acquisition of all equity interests in the VIEs will be equal to the registered capital of the VIEs, and if PRC law requires the consideration to be greater than the registered capital, the consideration will be the minimum amount as permitted by PRC law. In addition, the VIEs irrevocably and unconditionally granted the respective Foreign Owned Subsidiaries an exclusive option to purchase, to the extent permitted under the PRC law, all or part of the assets of the VIEs. The exercise price for purchasing the assets of the VIEs will be equal to their respective book values, and if PRC law requires the price to be greater than the book value, the price will be the minimum amount as permitted by PRC law. The call option may be exercised by the respective Foreign Owned Subsidiaries or their designees.

Loan Agreement.     Under the loan agreement among shareholders of the VIEs and the respective Foreign Owned Subsidiaries, each of the respective Foreign Owned Subsidiaries has granted an interest-free loan to the shareholders of the VIEs, solely for their purchase of the equity interest of the VIEs, investing or operating activities conducted in the VIEs. Each loan agreement will be due upon the earlier of twenty years from the date of execution or the expiration of the term of business of VIEs.

Shareholder Voting Right Proxy Agreement.     Each of the shareholders of the VIEs has irrevocably granted any person designated by the respective Foreign Owned Subsidiaries the power to exercise all voting rights to which he will be entitled to as shareholder of the VIEs at that time, including the right to declare dividends, appoint and elect board members and senior management members and other voting rights.

Each shareholder voting right proxy agreement has a term of twenty years, unless it is early terminated by all parties in writing or pursuant to provision of this agreement. The term of the agreement will be automatically extended for one year upon the expiration, if the Foreign Owned Subsidiary gives the other parties written notice requiring the extension at least 30 days prior to expiration and the same mechanism will apply subsequently upon the expiration of each extended term.

Equity Pledge Agreement.     Each of the shareholders of the VIEs has also entered into an equity pledge agreement with the respective Foreign Owned Subsidiaries. Pursuant to which these shareholders pledged their respective equity interest in the VIEs to guarantee the performance of the obligations of the VIEs. The Foreign Owned Subsidiaries, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Pursuant to the equity pledge agreement, each shareholder of the VIEs cannot transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interest in the VIEs without the prior written consent of the respective Foreign Owned Subsidiaries. The equity pledge right enjoyed by the Foreign Owned Subsidiaries will expire when shareholders of the VIEs have fully performed their respective obligations under the above agreements. The equity pledges of the VIEs have been registered with the relevant local branch of the State Administration for Industry and Commerce, or SAIC.

Risks in relation to the VIE structure

The Company believes that the Foreign Owned Subsidiaries’ contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and the interests of the shareholders of the VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Company’s ability to control the VIEs also depends on the power of attorney the Foreign Owned Subsidiaries have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Company may be subject to fines or other actions. The Company does not believe such actions would result in the liquidation or dissolution of the Company, the Foreign Owned Subsidiaries or the VIEs.

The Company, through its subsidiaries and through the contractual arrangements, has (1) the power to direct the activities of the VIEs that most significantly affect the entity’s economic performance and (2) the right to receive benefits from the VIEs. Accordingly, the Company is the primary beneficiary of the VIEs and has consolidated the financial results of the VIEs.

The following financial statement amounts and balances of the Group’s VIEs were included in the accompanying consolidated financial statements, after elimination of inter-company balances and transactions:

	As of December 31,
	2016	2017
	$	$
Cash and cash equivalents	89,160,450	57,745,894
Restricted cash	—	336,690
Accounts receivable, net of allowance for doubtful accounts	62,212,257	68,844,766
Customer deposits	12,061,362	8,648,959
Amounts due from related parties	1,259,992	4,077,008
Other current assets	1,374,518	5,987,132

Total current assets	166,068,579	145,640,449
Total non-current assets	51,697,208	56,767,649

Total assets	217,765,787	202,408,098

Accounts payable	1,573,620	1,771,717
Accrued payroll and welfare expenses	29,742,853	28,021,779
Income tax payable	29,890,262	25,705,206
Other tax payable	13,360,481	11,166,308
Amounts due to related parties	1,581,349	1,245,000
Advances from customers	4,960,924	10,050,703
Accrued marketing and advertising expenses	6,271,191	14,117,697
Other current liabilities	6,809,176	15,606,182

Total current liabilities	94,189,856	107,684,592
Deferred tax liabilities, non-current	533,401	414,505

Total liabilities	94,723,257	108,099,097

	Year Ended December 31,
	2015	2016	2017
	$	$	$
Total revenues	558,714,556	540,838,424	357,698,260
Cost of revenues	(48,032,280)	(45,641,656)	(64,947,541)
Net income (loss)	3,307,694	2,286,007	(4,453,820)
Net cash provided by/(used in) operating activities	41,577,844	43,652,445	(33,297,103)
Net cash used in investing activities	(13,884,075)	(1,945,215)	(2,551,687)
Net cash used in financing activities	(59,873,366)	(6,782,336)	—

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations or are restricted solely to settle the VIEs’ obligations. The Company has not provided any financial support that it was not previously contractually required to provide to the VIEs.

Use of estimates

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include useful lives and valuation of long-lived assets, evaluation of goodwill, allowance for doubtful accounts, assumptions related to share-based compensation arrangements, assumptions related to the consolidation of entities in which the Group holds variable interests, valuation allowance on deferred tax, and selling price hierarchy in multiple-deliverable revenue arrangements.

Fair value of financial instruments

(d) Fair value of financial instruments

The Group may have certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Assets measured at fair value on a recurring basis are comprised of marketable securities. The Group uses quoted price in active markets (Level 1) to determine the fair value of marketable securities.

There are no assets or liabilities measured at fair value on a nonrecurring basis in 2015, 2016 and 2017.

For cash and cash equivalents, accounts receivable, customer deposits, other receivables, accounts payable, other payables, and amounts due from/to related parties, the carrying value approximates the fair value due to their short-term nature.

Business combinations

(e) Business combinations

Business combinations are recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.

Cash and cash equivalents

(f) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Restricted cash	(g) Restricted cash In 2017, the Group was involved in a lawsuit for the settlement of certain marketing expenses and paid deposit to a restricted bank account monitored by the court.
Marketable securities

(h) Marketable securities

Marketable securities include securities that are classified as trading securities. Trading securities represent equity securities that are bought and held principally for the purpose of selling them in the near term, and they are reported at fair value, with both unrealized and realized gains and losses reported as other income (loss). The fair value of marketable securities is based upon the quoted price in an active market for identical instruments (Level 1).

Customer deposits

(i) Customer deposits

The Group provides online real estate e-commerce services for customers. Some real estate developers require the Group to pay an upfront and refundable deposit to obtain the exclusive right to provide e-commerce services for a real estate development project. These deposits are refunded to the Group subject to certain pre-determined criteria specified in the deposit agreement. Customer deposits are recorded as either current or non-current assets based on the Group’s estimate of the date of refund. As of December 31, 2017, all customer deposit are refundable within 12 months and none of them passed the original due date.

Investment in affiliates

(j) Investment in affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% in common stock or higher to represent a presumption that they are able to exert significant influence.

Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the income statement and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group has not recorded any impairment losses in any of the periods reported. As of December 31, 2016 and 2017, the Group determined that no such events were present.

Property and equipment, net

(k) Property and equipment, net

Property and equipment is recorded at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Gains and losses from the disposal of property and equipment are included in income from operations.

Intangible assets, net

(l) Intangible assets, net

Acquired intangible assets mainly consist of the advertising agency agreement and license agreements with SINA, exclusive rights with Baidu, Inc. (“Baidu”), customer relationships, database license, and non-compete agreements from business combinations and are recorded at fair value on the acquisition date. All intangible assets, with the exception of customer relationships, are amortized ratably over the contract period. Intangible assets resulting out of acquired customer relationships are amortized based on the timing of the revenue expected to be derived from the respective customer.

Impairment of long-lived assets

(m) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flow expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group will recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

Impairment of goodwill

(n) Impairment of goodwill

The Group evaluates the recoverability of goodwill annually or more frequently if an event occurs or circumstances change in the interim that would more likely than not reduce the fair value of the asset below its carrying amount. Goodwill is considered to be impaired when the carrying value of a reporting unit or asset exceeds its fair value. The Group currently has only one reporting unit: Leju online segment.

In the evaluation of goodwill for impairment, the Group first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If the Group determines that it is not more likely than not for a reporting unit’s fair value to be less than its carrying value, a calculation of the fair value is not performed. If the Group determines that it is more likely than not for a reporting unit’s fair value to be less than its carrying value, a calculation of the reporting unit’s fair value is performed and compared to the carrying value of that unit. An impairment loss is recorded equal to the excess of the reporting unit’s carrying value over its fair value in accordance with ASU 2017-04, lntangible - Goodwill and Others (Topic 350): Simplifying the Test for Goodwill lmpairment, which the Group has early adopted in 2017.

Generally, the Group measures fair value of reporting units based on a present value of future discounted cash flows and an income valuation approach. The discounted cash flow models indicate the fair value of the reporting units based on the present value of the cash flow that the reporting units are expected to generate in the future. Significant estimates in the discounted cash flow models include: the weighted average cost of capital; long-term rate of growth and profitability of the Group’s business; and working capital effects. The key assumptions used in the income approach, which requires significant management judgment, include forecasted cash flows which consider the historical financial trends, business growth rate and market share, as well as terminal value and discount rate. Significant increases in discount rate or decrease in terminal value in isolation would result in a significantly lower fair value measurement.

Income taxes

(o) Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities, and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Group only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Group recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. The Group records interest and penalties as a component of income tax expense.

Share-based compensation

(p) Share-based compensation

Share-based compensation cost is measured on the grant date of the share award, based on the fair value of the award, and recognized as an expense over the requisite service period. Management has made an estimate of expected forfeitures and recognizes compensation cost only for those equity awards expected to vest.

Revenue recognition

(q) Revenue recognition

The Group recognizes revenue when there is persuasive evidence of an arrangement, service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded, net of sales related taxes.

The Group generates real estate online revenues principally from e-commerce, online advertising, and listing services.

The Group e-commerce services primarily include discount coupon advertising and facilitating transaction. The Group provides property viewing and presale customer support free of charge in connection with the sale of discount coupons. E-commerce revenues are principally generated from selling discount coupons to potential property buyers. Those discount coupons allow buyers to purchase specified properties from real estate developers at discounts greater than the face value of the fees charged by the Group. The discount coupons are refundable to the buyers at any time before they are used to purchase the specified properties. The Group recognizes such e-commerce revenues upon obtaining confirmation letters that prove the use of coupons by property buyers, and when collections are reasonably assured. Revenues are recognized based on the net proceeds received. The Group facilitates transactions on its proprietary platform for home furnishing business and earns commissions from merchants that are generally determined as a percentage based on the value of merchandise being sold by the merchants. Revenue related to commissions is recognized in the consolidated income statements at the time when the underlying transaction is completed.

Revenue from online advertising services is principally from online advertising arrangements, sponsorship arrangements, and to a lesser extent, outsourcing arrangements, and keyword advertising arrangements. Online advertising arrangements allow advertisers to place advertisements on particular areas of the Group’s websites, in particular formats and over particular periods of time. Advertising revenues from online advertising arrangements are recognized ratably over the contract period of display when collectability is reasonably assured. Sponsorship arrangements allow advertisers to sponsor a particular area on the Group’s websites in exchange for a fixed payment over the contract period. Advertising revenues from sponsorship arrangements are recognized ratably over the contract period. The Group also generates online advertising revenues from outsourcing certain regional sites for a fixed period of time to local outsourcing partners, who are responsible for both website operation and related advertising sales. Advertising revenues from hosted websites are recognized ratably over the term of the contract. Keyword advertising revenues are recognized ratably over the contract period when collectability is reasonably assured.

The Group also provides listing services to real estate brokers. Listing services entitle real estate brokers to post and make changes to information for properties in a particular area on the website for a specified period of time, in exchange for a fixed fee. Listing revenues are recognized ratably over the contract period of display when collectability is reasonably assured.

Deferred revenues are recognized when payments are received in advance of revenue recognition.

Cost of revenue

(r) Cost of revenue

Cost of revenue consists of costs associated with the production of websites, which includes fees paid to third parties for internet connection, content and services, editorial personnel related costs, amortization of intangible assets, depreciation associated with website production equipment and fees paid to SINA and other platforms for advertising resources.

Marketing and advertising expenses

(s) Marketing and advertising expenses

Marketing and advertising expenses consists primarily of targeted online and offline marketing costs for promoting the Group’s e-commerce projects, increasing our visibility and building our brand, such as Leju property visit, sponsored marketing campaigns, online or print advertising, public relations and sponsored events. The Group expenses all marketing advertising costs as incurred and record these costs within “Selling, general and administrative expenses” on the consolidated statements of operations when incurred. The nature of the Group’s direct marketing activities is such that they are intended to attract subscribers for the online advertising and potential property buyers to purchase the discount coupons. The Group incurred marketing and advertising expenses amounting to $306,846,482, $345,862,479 and $292,076,010 for the years ended December 31, 2015, 2016 and 2017, respectively.

Foreign currency translation

(t) Foreign currency translation

The functional currency of the Company is the United States dollar (“U.S. dollar”) and is used as the reporting currency of the Group. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

The financial records of certain of the Company’s subsidiaries are maintained in local currencies other than the U.S. dollar, such as Renminbi (“RMB”) and Hong Kong dollar (“HKD”), which are their functional currencies. Transactions in other currencies are recorded at the rates of exchange prevailing when the transactions occur. Transaction gains and losses are recognized in the consolidated statements of operations.

The Group recorded an exchange gain $156,641, $64,650 and exchange loss $619,269 for the years ended December 31, 2015, 2016 and 2017, respectively, as a component of other income, net, in the consolidated statements of operations.

Government subsidies

(u) Government subsidies

Government subsidies include cash subsidies received by the Company’s subsidiaries and VIEs in the PRC from local governments. These subsidies are generally provided as incentives for conducting business in certain local districts and are typically granted based on the amount of value-added tax, business tax, and income tax payment generated by the Group in certain local districts. Such subsidies allow the Group full discretion in utilizing the funds and are used by the Group for general corporate purpose. The local governments have final discretion as to the amount of cash subsidies. Cash subsidies of $3,567,965, $4,586,746 and $3,071,865 were included in other operating income for the years ended December 31, 2015, 2016 and 2017, respectively. Subsidies are recognized when cash is received and when all the conditions for their receipt have been satisfied.

Concentration of credit risk

(v) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and customer deposit. The Group places its cash and cash equivalents with reputable financial institutions.

The Group regularly reviews the creditworthiness of its customers, and requires collateral or other security from its customers in certain circumstances when accounts receivables’ aging is over one year. The Group establishes an allowance for doubtful accounts primarily based upon factors surrounding the credit risk of specific customers, including creditworthiness of the clients, aging of the receivables and other specific circumstances related to the accounts.

Movement of the allowance for doubtful accounts for accounts receivable is as follows:

	Year Ended December 31,
	2015	2016	2017
	$	$	$
Balance as of January 1	15,471,020	26,350,814	31,160,340
Provisions for doubtful accounts	18,959,895	14,797,072	4,399,176
Write offs	(6,827,314)	(8,081,575)	(15,325,934)
Changes due to foreign exchange	(1,252,787)	(1,905,971)	1,594,081

Balance as of December 31	26,350,814	31,160,340	21,827,663

The allowance for other receivable in prepaid expenses and other current assets was nil for all periods presented.

Details of the accounts receivable from customers accounting for 10% or more of total net accounts receivable are as follows:

	As of December 31,
	2016	2017
	$	$
Customer A	11,694,364	24,387,044

Earnings per share

(w) Earnings per share

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Year Ended December 31,
	2015	2016	2017
Net income (loss) attributable to Leju ordinary shareholders—basic and diluted	$35,330,089	$(9,788,839)	(160,901,216)

Weighted average number of ordinary shares outstanding—basic	134,528,971	135,220,210	135,708,350

Stock options and restricted shares	1,695,003	—	—
Weighted average number of ordinary shares outstanding—diluted	136,223,974	135,220,210	135,708,350

Basic earnings (loss) per share	$0.26	$(0.07)	(1.19)

Diluted earnings (loss) per share	$0.26	$(0.07)	(1.19)

Diluted earnings per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Year Ended December 31,
	2015	2016	2017
Share options and restricted shares	2,464,500	7,746,383	8,818,877

Non-controlling interest

(x) Non-controlling interest

Non-controlling interest are classified as a separate line item in the equity section and disclosures in the Company’s consolidated financial statements have distinguished the interest of Leju from the interest of non-controlling interest holders.

Comprehensive income

(y) Comprehensive income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income and foreign currency translation adjustments.

Adoption of New Accounting Pronouncement and Recently issued accounting pronouncements

(z) Adoption of New Accounting Pronouncement

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The update simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. The annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value. The update also eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. The update should be applied on a prospective basis. The nature of and reason for the change in accounting principle should be disclosed upon transition. For public companies, the update is effective for any annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. Due to continued declines in real estate market, the Group decided to perform an interim impairment review analysis on the Group’s goodwill as of June 30, 2017. To simplify the subsequent measurement of goodwill, the Group early adopted ASU 2017-04 as of this interim review date and applied the standard on a prospective basis.

(aa) Recently issued accounting pronouncements

In May 2014, the FASB issued an accounting standards update ASU 2014-09 that changes the revenue recognition for companies that enter into contracts with customers to transfer goods or services. The standard is a comprehensive new revenue recognition model that requires revenue to be recognized in a manner depicting the transfer of goods or services to a customer at an amount that reflects the consideration expected to be received in exchange for those goods or services. The FASB has also issued a number of updates to this standard. The Group adopted the standard on January 1, 2018. According to ASU 2014-09, companies may use either a full retrospective or a modified retrospective approach to adopt this standard.

The Group anticipated to implement this standard effective January 1, 2018 on a full retrospective basis. The Group currently recognizes E-commerce revenue upon confirmation letters which were signed by property buyers when they redeem coupons, and the legal title would be transferred to property buyers as well as the significant risks and rewards of ownership of the asset when the transaction completes. For online advertising and listing, revenue are currently recognized at the ratio upon the schedule agreed in contract with customers, and the customer simultaneously receives and consumes the benefits provided by the entity’s performance as the entity performs. The Group has substantially completed its evaluation of the impact on the adoption of the new revenue standard and does not expect the adoption to have a material effect on its financial statements. Therefore, the Group do not anticipate that there will be a significant impact to its revenue recognition practices, internal controls, financial positions, results of operations or cash flows. The new standard will require the Group to provide more robust disclosures than required by previous guidance, including disclosures related to disaggregation of revenue into appropriate categories, performance obligations, and the judgments made in revenue recognition determinations.

In January 2016, FASB issued ASU 2016-01, “Financial Instruments—Overall (Subtopic 825-10)” to improve the recognition and measurement of financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income and separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The guidance also eliminates the requirement to disclose the fair value of financial instruments measured at amortized cost for organizations that are not public business entities and the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)”. This update requires an entity to recognize lease assets and lease liabilities on the balance sheet and to disclose key information about the entity’s leasing arrangements. ASU 2016-02 is effective for annual reporting periods, and interim periods therein, beginning after December 15, 2018, with early application permitted. A modified retrospective approach is required. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In June 2016, the FASB issued ASU 2016-13, “Credit Losses, Measurement of Credit Losses on Financial Instruments”. This ASU significantly changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The standard will replace today’s incurred loss approach with an expected loss model for instruments measured at amortized cost. Entities will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. This ASU is effective for public entities for annual and interim periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In August 2016, FASB issued ASU 2016-15, “Statement of Cash Flows (Topic 230) Classification of Certain Cash Receipts and Cash Payments”. This amendment provides guidance on eight targeted areas and how they are presented and classified in the statement of cash flows. This ASU is effective for fiscal years beginning after December 15, 2017, and will require adoption on a retrospective basis. The Group is in the process of assessing the impact of this ASU on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows, Restricted Cash”, which clarifies guidance on the classification and presentation of restricted cash in the statement of cash flows. ASU 2016-18 becomes effective for the Company on January 1, 2018. The adoption of this accounting pronouncement will impact the presentation of restricted cash in the Company’s Consolidated Statements of Cash Flows. The new guidance permits early adoption. The adoption of this standard will not materially impact on the Group’s consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. The update affects all companies and other reporting organizations that must determine whether they have acquired or sold a business. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The update is intended to help companies and other organizations evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The update provides a more robust framework to use in determining when a set of assets and activities is a business, and also provides more consistency in applying the guidance, reduce the costs of application, and make the definition of a business more operable. For public companies, the update is effective for annual periods beginning after December 15, 2017, including interim periods within those periods. The ASU will not impact on the Group’s consolidated financial statements upon adoption.

In February, 2017, the FASB issued a new pronouncement, ASU 2017-05, which clarifies the scope of the Board’s guidance on nonfinancial asset derecognition (ASC 610-20) as well as the accounting for partial sales of nonfinancial assets. The ASU conforms the derecognition guidance on nonfinancial assets with the model for transactions in the new revenue standard (ASC 606, as amended).The ASU clarifies that ASC 610-20 applies to the derecognition of all nonfinancial assets and in-substance nonfinancial assets. While the guidance in ASC 360-20 contained references to in-substance assets (e.g., in-substance real estate), it would not have applied to transactions outside of real estate. The FASB therefore added the definition of an in-substance nonfinancial asset to the ASC master glossary. Further, the ASU amends the industry-specific guidance in ASC 970-323 to align it with the requirements in ASC 606 and ASC 610-20. It also eliminates ASC 360-20 as well as the initial-measurement guidance on nonmonetary transactions in ASC 845-10-30 to simplify the accounting for partial sales (i.e., entities would use the same guidance to account for similar transactions) and to remove inconsistencies between ASC 610-20 and the noncash consideration guidance in the new revenue standard. As a result of these changes, any transfer of a nonfinancial asset in exchange for the noncontrolling ownership interest in another entity (including a noncontrolling ownership interest in a joint venture or other equity method investment) should be accounted for in accordance with ASC 610-20. The effective date of the new guidance is aligned with the requirements in the new revenue standard, which is effective for public entities for annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2017. If the entity decides to early adopt the ASU’s guidance, it must also early adopt ASC 606 (and vice versa). The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In May, 2017, the FASB issued a new pronouncement, ASU 2017-09, which amends the scope of modification accounting for share-based payment arrangements. The ASU provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting under ASC 718. Specifically, an entity would not apply modification accounting if the fair value, vesting conditions, and classification of the awards are the same immediately before and after the modification. For all entities, the ASU is effective for annual reporting periods, including interim periods within those annual reporting periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.